Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2021
Asset retirement obligations.
Schedule of changes in the asset retirement obligations

	2021	2020	2019
Asset retirement obligations, beginning of year	$503,543	$267,791	$46,835
Additions to capitalized asset retirement obligations	439,762	138,151	209,622
Revisions to asset retirement costs	(36,893)	63,160	2,905
Accretion of discount	57,016	34,441	8,429
Asset retirement obligations, end of year	$963,428	$503,543	$267,791